5. STOCKHOLDERS' DEFICIT (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders Deficit Tables
Number of Warrants Outstanding, Beginning	47,800,000
Number of Warrants Exercised	750,000
Number of Warrants Outstanding, Ending	48,550,000	47,800,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.001
Weighted Average Exercise Price Exercised	$ 0.03
Weighted Average Exercise Price Outstanding, Ending		$ 0.001
Weighted Average Remaining Contractual Life (in years) Outstanding, Ending	3 years 7 months 6 days	3 years 9 months 18 days
Aggregate Intrinsic Value	$ 3,626,685